UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21064

ALLIANCEBERNSTEIN GLOBAL GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2010

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Growth Fund

Portfolio of Investments

March 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.4%
Information Technology - 17.7%
Communications Equipment - 2.2%
Cisco Systems, Inc. (a)	23,558	$613,215
Juniper Networks, Inc. (a)	6,400	196,352
Research In Motion Ltd. (a)	4,000	295,800
Tandberg ASA	3,418	97,494

		1,202,861

Computers & Peripherals - 4.1%
Apple, Inc. (a)	3,215	755,300
EMC Corp. (a)	16,900	304,876
Hewlett-Packard Co.	10,700	568,705
International Business Machines Corp.	2,600	333,450
NetApp, Inc. (a)	7,300	237,688

		2,200,019

Electronic Equipment, Instruments & Components - 0.8%
Hon Hai Precision Industry Co., Ltd.	34,712	150,303
Nippon Electric Glass Co., Ltd.	10,000	141,149
Taiyo Yuden Co., Ltd.	8,000	126,583

		418,035

Internet Software & Services - 1.7%
Google, Inc.-Class A (a)	1,351	766,030
Tencent Holdings Ltd.	7,000	140,170

		906,200

IT Services - 2.1%
Cognizant Technology Solutions Corp.-Class A (a)	4,800	244,704
Infosys Technologies Ltd. (Sponsored ADR)	2,900	170,665
Visa, Inc.-Class A	7,600	691,828

		1,107,197

Office Electronics - 0.6%
Canon, Inc.	7,500	346,914

Semiconductors & Semiconductor Equipment - 2.8%
ARM Holdings PLC	59,508	213,301
ASML Holding NV (a)	4,012	142,246
Broadcom Corp.-Class A (a)	7,000	232,260
Intel Corp.	26,900	598,794
Linear Technology Corp.	3,300	93,324
Samsung Electronics Co., Ltd.	287	207,499

		1,487,424

Software - 3.4%
Activision Blizzard, Inc. (a)	8,000	96,480
Microsoft Corp.	19,900	582,473
Oracle Corp.	19,800	508,662
Red Hat, Inc. (a)	7,700	225,379
Salesforce.com, Inc. (a)	2,685	199,898
VMware, Inc.-Class A (a)	4,200	223,860

		1,836,752

		9,505,402

Financials - 14.6%
Capital Markets - 5.3%
Blackstone Group LP (The)	32,900	460,600
Credit Suisse Group AG (b)	7,537	387,948
Franklin Resources, Inc.	6,100	676,490

Company	Shares	U.S. $ Value
Goldman Sachs Group, Inc. (The)	3,200	$546,016
Julius Baer Group Ltd.	6,408	231,937
Macquarie Group Ltd.	8,517	368,331
Man Group PLC	46,100	168,753

		2,840,075

Commercial Banks - 6.5%
BNP Paribas	3,216	246,495
HDFC Bank Ltd. (a)	3,858	166,382
HSBC Holdings PLC	57,676	584,484
Industrial & Commercial Bank of China-Class H	343,000	261,388
Itau Unibanco Holding SA	28,519	625,434
Standard Bank Group Ltd.	8,300	129,995
Standard Chartered PLC	20,722	564,826
Turkiye Garanti Bankasi AS	50,653	237,456
Wells Fargo & Co.	21,600	672,192

		3,488,652

Diversified Financial Services - 2.3%
BM&F BOVESPA SA	8,384	56,762
CME Group, Inc.-Class A	857	270,906
FirstRand Ltd.	48,400	134,323
JPMorgan Chase & Co.	18,000	805,500

		1,267,491

Insurance - 0.5%
China Life Insurance Co., Ltd.-Class H	59,000	282,735

		7,878,953

Industrials - 13.1%
Aerospace & Defense - 2.0%
BAE Systems PLC	41,469	233,798
Boeing Co. (The)	3,100	225,091
United Technologies Corp.	8,400	618,324

		1,077,213

Air Freight & Logistics - 0.8%
FedEx Corp.	4,600	429,640

Airlines - 0.2%
Continental Airlines, Inc.-Class B (a)	4,800	105,456

Construction & Engineering - 0.6%
Vinci SA	4,939	290,758

Electrical Equipment - 2.0%
ABB Ltd. (a)	20,939	457,741
Cooper Industries PLC	6,400	306,816
Emerson Electric Co.	6,500	327,210

		1,091,767

Industrial Conglomerates - 1.5%
General Electric Co.	14,700	267,540
Siemens AG (a) (b)	5,516	551,142

		818,682

Machinery - 3.9%
Cummins, Inc.	3,900	241,605
Danaher Corp.	4,000	319,640
Deere & Co.	5,200	309,192
Dover Corp.	5,200	243,100
Fanuc Ltd.	2,400	255,085
Ingersoll-Rand PLC	4,500	156,915
Komatsu Ltd.	14,700	308,839

Company	Shares	U.S. $ Value
SKF AB	16,023	$284,641

		2,119,017

Road & Rail - 1.1%
East Japan Railway Co.	2,800	194,816
Union Pacific Corp.	5,300	388,490

		583,306

Trading Companies & Distributors - 1.0%
Mitsubishi Corp.	19,300	506,812

		7,022,651

Health Care - 12.1%
Biotechnology - 1.8%
Gilead Sciences, Inc. (a)	11,400	518,472
Vertex Pharmaceuticals, Inc. (a)	11,400	465,918

		984,390

Health Care Equipment & Supplies - 2.7%
Alcon, Inc.	3,158	510,207
Baxter International, Inc.	6,300	366,660
Covidien PLC	11,668	586,667

		1,463,534

Health Care Providers & Services - 2.5%
Express Scripts, Inc.-Class A (a)	4,100	417,216
Fresenius Medical Care AG & Co. KGaA	8,484	478,013
Medco Health Solutions, Inc. (a)	6,500	419,640

		1,314,869

Pharmaceuticals - 5.1%
Allergan, Inc.	4,100	267,812
Merck & Co., Inc.	19,900	743,265
Roche Holding AG	4,389	712,820
Shire PLC	20,967	462,081
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	9,200	580,336

		2,766,314

		6,529,107

Consumer Discretionary - 11.5%
Auto Components - 0.6%
Johnson Controls, Inc.	10,300	339,797

Automobiles - 2.1%
Honda Motor Co., Ltd.	15,500	546,355
Hyundai Motor Co. (a)	2,400	244,735
Volkswagen AG (Preference Shares)	3,401	311,710

		1,102,800

Distributors - 0.5%
Li & Fung Ltd.	54,000	265,222

Hotels, Restaurants & Leisure - 1.1%
Carnival PLC	10,522	431,936
Starwood Hotels & Resorts Worldwide, Inc. (a)	3,900	181,896

		613,832

Household Durables - 0.4%
Sony Corp.	5,000	191,582

Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	4,000	542,920

Company	Shares	U.S. $ Value
Media - 3.3%
Comcast Corp.-Class A	17,800	$334,996
Eutelsat Communications	3,694	131,319
News Corp.-Class A	22,400	322,784
Walt Disney Co. (The)	16,300	569,033
WPP PLC	39,069	404,279

		1,762,411

Multiline Retail - 0.6%
Kohl’s Corp. (a)	5,800	317,724

Specialty Retail - 1.7%
Belle International Holdings Ltd.	278,000	370,201
Lowe’s Cos., Inc.	23,200	562,368

		932,569

Textiles, Apparel & Luxury Goods - 0.2%
LVMH Moet Hennessy Louis Vuitton SA	1,129	131,891

		6,200,748

Energy - 9.8%
Energy Equipment & Services - 2.8%
Cameron International Corp. (a)	12,900	552,894
Cie Generale de Geophysique-Veritas (a)	10,102	286,026
Nabors Industries Ltd. (a)	9,300	182,559
Petroleum Geo-Services ASA (a)	16,134	211,928
Schlumberger Ltd.	4,400	279,224

		1,512,631

Oil, Gas & Consumable Fuels - 7.0%
BG Group PLC	23,385	404,978
BP PLC	75,439	714,042
Chevron Corp.	4,900	371,567
China Coal Energy Co.-Class H	219,000	341,521
CNOOC Ltd.	164,000	269,917
Noble Energy, Inc.	4,400	321,200
OGX Petroleo e Gas Participacoes SA	15,500	145,120
Petroleo Brasileiro SA (Sponsored ADR)	5,700	225,663
Tullow Oil PLC	16,549	314,040
Woodside Petroleum Ltd.	15,085	649,186

		3,757,234

		5,269,865

Consumer Staples - 8.0%
Beverages - 2.4%
Anheuser-Busch InBev NV	7,781	391,366
Asahi Breweries Ltd.	16,400	307,737
PepsiCo, Inc.	8,700	575,592

		1,274,695

Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	7,900	471,709
Tesco PLC	79,899	528,258
Wal-Mart Stores, Inc.	6,700	372,520

		1,372,487

Food Products - 1.1%
Bunge Ltd.	4,400	271,172
Unilever NV	10,855	328,394

		599,566

Household Products - 1.2%
Procter & Gamble Co. (The)	10,400	658,008

Company	Shares	U.S. $ Value
Tobacco - 0.8%
British American Tobacco PLC	11,835	$408,017

		4,312,773

Materials - 6.8%
Chemicals - 0.9%
Orica Ltd.	8,687	213,220
Yara International ASA (a)	6,478	281,639

		494,859

Metals & Mining - 5.9%
African Minerals Ltd. (a)	20,699	115,366
ArcelorMittal (Euronext Amsterdam)	7,482	328,051
Freeport-McMoRan Copper & Gold, Inc.	6,400	534,656
Global Iron Ltd. (a)	177,270	73,202
Lynas Corp. Ltd. (a)	150,000	66,584
Rio Tinto PLC	12,400	733,073
Teck Resources Ltd. (a)	7,182	312,906
Vale SA (Sponsored ADR)	20,600	663,114
Xstrata PLC (a)	18,761	355,077

		3,182,029

		3,676,888

Telecommunication Services - 1.8%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	13,200	341,088
Clearwire Corp.-Class A (a)	2,900	20,735

		361,823

Wireless Telecommunication Services - 1.1%
America Movil SAB de CV Series L (ADR)	4,000	201,360
Vodafone Group PLC	170,525	394,411

		595,771

		957,594

Total Common Stocks (cost $42,473,503)		51,353,981

WARRANTS - 0.7%
Financials - 0.5%
Sberbank of Russian Federation, expiring 2/28/18 (a)	87,700	253,453

Information Technology - 0.2%
Engineering Inc., expiring 9/15/14 (a)	82,300	75,124
Hon Hai Precision, Credit Suisse, expiring 11/05/10 (a)	12,200	52,667

		127,791

Total Warrants (cost $388,121)		381,244

RIGHTS - 0.0%
Consumer Discretionary - 0.0%
Volkswagen AG (a) (cost $0)	3,401	2,113

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 2.2%
Investment Companies - 2.2%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.12% (c) (cost $1,196,122)	1,196,122	$1,196,122

Total Investments - 98.3% (cost $44,057,746) (d)		52,933,460
Other assets less liabilities - 1.7%		936,964

Net Assets - 100.0%		$53,870,424

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 5/18/10	4,616	$3,982,500	$4,215,440	$232,940
Canadian Dollar settling 5/18/10	1,092	1,020,742	1,075,153	54,411
Japanese Yen settling 5/18/10	35,698	399,512	381,927	(17,585)
Japanese Yen settling 5/18/10	55,011	608,152	588,554	(19,598)
Japanese Yen settling 5/18/10	88,366	988,943	945,414	(43,529)
New Zealand Dollar settling 5/18/10	3,672	2,519,726	2,600,760	81,034
Norwegian Krone settling 5/18/10	12,675	2,126,178	2,128,350	2,172
Swedish Krona settling 5/18/10	8,737	1,200,384	1,210,127	9,743
Swedish Krona settling 5/18/10	3,817	531,213	528,677	(2,536)
Swedish Krona settling 5/18/10	5,952	841,248	824,388	(16,860)
Sale Contracts:
British Pound settling 5/18/10	213	332,684	323,142	9,542
British Pound settling 5/18/10	92	148,274	139,573	8,701
British Pound settling 5/18/10	772	1,169,372	1,171,202	(1,830)
Euro settling 5/18/10	335	473,881	452,483	21,398
Euro settling 5/18/10	397	550,595	536,226	14,369
Euro settling 5/18/10	662	893,832	894,160	(328)
Japanese Yen settling 5/18/10	35,698	386,271	381,927	4,344
Swiss Franc settling 5/18/10	1,549	1,447,447	1,469,627	(22,180)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the aggregate market value of these securities amounted to $939,090 or 1.74% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of March 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,836,642 and gross unrealized depreciation of investments was $(960,928), resulting in net unrealized appreciation of $8,875,714.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
LP	-	Limited Partnership

Country Breakdown*

March 31, 2010 (unaudited)

Summary

51.5%	United States
13.3%	United Kingdom
5.5%	Japan
3.4%	Switzerland
3.2%	Brazil
3.1%	China
2.6%	Australia
2.5%	Germany
2.1%	France
1.5%	Netherlands
1.2%	Canada
1.1%	Norway
1.1%	Israel
5.6%	Other
2.3%	Short-Term Investments

100.0%	Total Investments

*	All data are as of March 31, 2010. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.1% or less in the following countries: Belgium, Hong Kong, India, Mexico, Russia, South Africa, South Korea, Sweden, Taiwan and Turkey.

AllianceBernstein Global Growth Fund

March 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2010:

Investments in Securities	Level 1		Level 2		Level 3			Total
Common Stocks
Information Technology	$7,939,744		$1,565,658		$	– 0	–	$9,505,402
Financials	4,113,901		3,765,052			– 0	–	7,878,953
Industrials	3,939,019		3,083,632			– 0	–	7,022,651
Health Care	4,876,193		1,652,914			– 0	–	6,529,107
Consumer Discretionary	3,171,518		3,029,230			– 0	–	6,200,748
Energy	1,852,565		3,417,300			– 0	–	5,269,865
Consumer Staples	2,349,001		1,963,772			– 0	–	4,312,773
Materials	1,583,879		2,093,009			– 0	–	3,676,888
Telecommunication Services	563,183		394,411			– 0	–	957,594
Warrants	– 0	–	– 0	–		381,244		381,244
Rights	2,113		– 0	–		– 0	–	2,113
Short-Term-Investments	1,196,122		– 0	–		– 0	–	1,196,122

Total Investments in Securities	31,587,238		20,964,978	†		381,244		52,933,460
Other Financial Instruments*:
Assets	– 0	–	438,654			– 0	–	438,654
Liabilities	– 0	–	(124,446)			– 0	–	(124,446)

Total	$31,587,238		$21,279,186			$381,244		$53,247,668

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
†	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Warrants
Balance as of 6/30/09	$	– 0	–
Accrued discounts/premiums		– 0	–
Realized gain (loss)		1,045
Change in unrealized appreciation/depreciation		(6,877)
Net purchases (sales)		387,076
Net transfers in and/or out of Level 3		– 0	–

Balance as of 3/31/10		$381,244

Net change in unrealized appreciation/depreciation from investments held as of 3/31/10		$(6,877)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 21, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 21, 2010